GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GOING CONCERN

NOTE 19 – GOING CONCERN

The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying Consolidated Financial Statements, during the three months ending September 30, 2020, the Company incurred a net loss of $509,441, and during the nine months ending September 30, 2020 incurred a net loss of $2,171,292, used cash in operations of $872,468 and had a stockholders’ deficit of $3,402,122 as of September 30, 2020. In the year ending December 31, 2019, the Company incurred a net loss of $1,787,669 and used cash in operations of $1,228,699 and had a stockholders’ deficit of $1,990,976 as of December 31, 2019.

The Company attributes this decrease in sales to the discontinuation of smaller distributor agreements in an effort to sign more favorable agreements with larger, reputable tier 1 and mid-size distributors and grocery chains. These contracts saw unforeseen delays and were additionally impacted by the COVID-19 pandemic at the end of the third quarter. The COVID-19 delayed the Company’s launch of a variety of new products during most of the first three quarters of 2020 – drinks and non-drink line broadening items. We expect that revenue will remain consistent in the last quarter of fiscal 2020 with the third quarter as distribution related to our current distributors affected by COVID-19 that have resumed distribution, will continue to see impacts from the COVID-19 pandemic. Despite the impact from COVID-19 on our revenues in the first three quarters of 2020, we still anticipate signing larger, more favorable agreements with larger, tier 1 and mid-size distributors in our Beverages Segment during the last quarter of fiscal 2020.

As a result, the Company’s continuation as a going concern is dependent on the ability to obtain additional financing until we can generate sufficient cash flow from operations to meet our obligations. We intend to continue to seek additional debt or equity financing to continue our operations. There is no assurance that we will ever be profitable or that debt or equity financing will be available to us in the amounts, on terms, and at times deemed acceptable to us, if at all. The issuance of additional equity securities by us would result in a significant dilution in the equity interests of our current stockholders. Obtaining commercial loans, assuming those loans would be available, would increase our liabilities and future cash commitments. If we are unable to obtain financing in the amounts and on terms deemed acceptable to us, we may be unable to continue our business, as planned, and as a result may be required to scale back or cease operations for our business, the result of which would be that our stockholders would lose some or all of their investment. The accompanying Consolidated Financial Statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

NOTE 18 – GOING CONCERN

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying financial statements, during the year ended December 31, 2019, the Company incurred a net loss of $1,787,669 and used cash in operations of $1,228,699 and had a stockholders’ deficit of $1,990,976 as of December 31, 2019. In the prior year ending December 31, 2018, the Company incurred a net loss of $356,595 and used cash in operations of $263,663 and had a stockholders’ deficit of $1,200,545. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

Since the prior year ending December 31, 2018, the Company has continued to gain market share in its respective markets. In 2019, the Company expanded its operations through the business of its subsidiary, Gold Leaf. Furthermore, the Company acquired key sales representatives that are integral to the growth of the Company.

The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and further implement a business plan. They do not include any adjustments that might be necessary if the Company is unable to continue as a going concern. Historically, the Company has financed its operations primarily through equity and debt financings. The Company anticipates that its primary capital source will be positive cash flow from operations and financing through various sources going forward.